Reinsurance - Summary of Premium Earned And Ceded (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Premiums earned, gross			$ 666,297	$ 457,758
Premiums earned, ceded			(599)	(832)
Net premiums earned	$ 199,376	$ 163,710	$ 665,698	$ 456,926